Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives a daily fee of $0.850 for each containership that is subject to any charter other than a bareboat charter ($0.700 prior to November 4, 2010) and $0.425 in the case of a containership subject to a bareboat charter, prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel, for providing the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers (but not for payment of such officer's compensation for their services). With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate. Furthermore, Costamare Shipping is providing the Company's vessels flying the Greek, the Hong Kong and Liberian (Prosper) flags, with technical, commercial, insurance, accounting, provisions, sale and purchase, crewing and bunkering services, subcontracting certain of these services in respect of the Hong Kong and Liberian (Prosper) flag vessels to Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), also a related party, under separate management agreements executed between Costamare Shipping and Shanghai Costamare for each vessel in exchange for a daily fixed fee. The Company also pays to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet. Costamare Shipping has also undertaken the commercial management of the Company's vessels flying flags other than Greek, Hong Kong and Liberian (Prosper) under separate commercial management agreements with each respective ship-owning company. The technical management of such vessels is performed by CIEL Shipmanagement S.A. (“CIEL”), a related party, pursuant to separate agreements signed between each ship-owning company and CIEL in exchange for a daily fixed fee.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The management fee per day for each containership is fixed until December 31, 2012 and will thereafter be annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
Management fees charged by the Manager in the six-month periods ended June 30, 2011 and 2012, amounted to $5,853 and $6,026, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, following the consummation of the Company's Initial Public Offering on November 4, 2010, the Manager charged (i) $1,452 for the six-month period ended June 30, 2012 ($1,357 for the six-month period ended June 30, 2011), representing a fee of 0.75% on all gross revenues, as provided in the management agreements and is included in Voyage expenses - related parties in the accompanying consolidated statements of income for the six-month periods ended June 30, 2011 and 2012 and (ii) $500 for the  services of the Company's officers in aggregate which is included in General and administrative expenses in the accompanying consolidated statements of income for the six-month periods ended June 30, 2011 and 2012.
The balance due from the Manager at December 31, 2011 and June 30, 2012 amounted to $2,568 and $58, respectively, and are included in Due from related parties in the accompanying 2011 and 2012 consolidated balance sheets.
(b) Ciel Shipmanagement S.A. (“CIEL”): CIEL, a company incorporated in the Republic of Liberia, is owned 50.2% by the Company's chairman and chief executive officer and 49.8% by Mr. Dimitrios Lemonidis, CIEL's chief executive officer. CIEL is not part of the consolidated group of the Company but is a related party. CIEL provides the Company's vessels flying flags other than Greek, Hong Kong and Liberian (Prosper) certain shipping services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel (2011: $0.600). CIEL specializes, although not exclusively, in managing containerships of up to 3,500 TEU. As of June 30, 2012, CIEL provided technical, crewing, provisions, bunkering, sale and purchase and accounting services, as well as certain commercial services, to eleven (twelve at December 31, 2011) of the Company's containerships. Management fees charged by CIEL in the six-month periods ended June 30, 2011 and 2012 amounted to $1,630 and $1,547, respectively, and are included in Management fees - related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2011 and June 30, 2012, amounted to $1,017 and $463, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets.
(c) Shanghai Costamare Ship Management Co. Ltd. (“Shanghai Costamare”): Shanghai Costamare is owned (indirectly) 70% by the Company's chairman and chief executive officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's chief executive officer. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is a related party. The technical, crewing, provisions, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels has been subcontracted from the Manager to Shanghai Costamare. As of June 30, 2012, Shanghai Costamare provided such services to ten (nine as of December 31, 2011) of the Company's containerships, nine of which are flying the Hong Kong flag and one is flying the Liberian flag (Prosper). The balance due to Shanghai Costamare at both December 31, 2011 and June 30, 2012, was $nil.